Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 605	$ 2,202
United States
Disaggregation of Revenue [Line Items]
Revenues	513	1,997
Europe
Disaggregation of Revenue [Line Items]
Revenues	$ 92	$ 205